Related Party Transactions (Details 4) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Due to related parties		$ 714,999
Yuebiao Li Zhuo Zhang [Member]
Related Party Transaction [Line Items]
Due to related parties		1,084
Yuebiao Li [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 713,915